SHARE-BASED PAYMENTS (Details) - RSUs	Mar. 05, 2026 USD ($) shares	Jan. 23, 2026 USD ($) shares installment
Directors and chief executive officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted | shares	104,500
Fair Value Of Restricted Stock Unit Granted | $	$ 100,000
Employees and Consultants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs granted | shares		382,850
Number Of RSU Quarterly Installments | installment		8
Fair Value Of Restricted Stock Unit Granted | $		$ 400,000